As filed with the U.S. Securities and Exchange Commission on April 9, 2010
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 33
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 33
(Check appropriate box or boxes.)

Legg Mason Partners Variable Equity Trust
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York (Address of Principal Executive Offices)	10041 (Zip Code)
Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel
Legg Mason Partners Variable Equity Trust
100 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent for Service)
COPY TO:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

Continuous
(Approximate Date of Proposed Offering)
     It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on April 29, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Legg Mason Variable Lifestyle Allocation 50%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 85%.

Part A – Prospectuses of Legg Mason Variable Lifestyle Allocation 50%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 85% (the “Portfolios”) are incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on January 29, 2010 (Accession No. 0000950123-10-006634) (“Post-Effective Amendment No. 27”) and Part B – Statement of Additional Information of the Portfolios are incorporated by reference to Post-Effective Amendment No. 27.

PART C
OTHER INFORMATION
Item 28. Exhibits
Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) (the “Registration Statement”) (File Nos. 333-91278 and 811-21128).
(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 11 as filed on April 27, 2007 (“Post-Effective Amendment No. 11”).
(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 as filed on September 7, 2007 (“Post-Effective Amendment No. 12”).
(3) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of November 12, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 as filed on November 13, 2009 (“Post-Effective Amendment No. 26”).
(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.
(5) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.
(b) The Registrant’s By-Laws dated October 4, 2006 are incorporated by reference to Post-Effective Amendment No. 11.
(c) Not Applicable.
(d)(1)Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Aggressive Growth Portfolio (formerly known as Legg Mason Partners Variable Aggressive Growth Portfolio), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(2)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Appreciation Portfolio (formerly known as Legg Mason Partners Variable Appreciation Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(3)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(4)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Dividend Strategy Portfolio (formerly known as Legg Mason Partners Variable Dividend Strategy Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(5)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Fundamental Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (formerly known as Legg Mason Partners Variable International All Cap Opportunity Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(7)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Investors Portfolio (formerly known as Legg Mason Partners Variable Investors Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(8)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Large Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Large Cap Growth Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(9)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(10)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17 as filed on April 4, 2008 (“Post-Effective Amendment No. 17”).

(11)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(12)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(13)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(14)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(15)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Mid Cap Core Portfolio (formerly known as Legg Mason Partners Variable Mid Cap Core Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(16)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Variable Global Equity Portfolio (formerly known as Legg Mason Partners Variable Global Equity Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(17)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Capital Portfolio (formerly known as Legg Mason Partners Variable Capital Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(18)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Variable Small Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Small Cap Growth Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(19)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Variable Social Awareness Portfolio (formerly known as Legg Mason Partners Variable Social Awareness Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(20)	Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), regarding Legg Mason ClearBridge Variable Aggressive Growth Portfolio (formerly known as Legg

Mason Partners Variable Aggressive Growth Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(21)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Appreciation Portfolio (formerly known as Legg Mason Partners Variable Appreciation Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(22)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(23)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Dividend Strategy Portfolio (formerly known as Legg Mason Partners Variable Dividend Strategy Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(24)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Fundamental Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(25)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Investors Portfolio (formerly known as Legg Mason Partners Variable Investors Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(26)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Large Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Large Cap Growth Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(27)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”), regarding Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(28)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(29)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(30)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Mid Cap Core Portfolio (formerly known as Legg Mason Partners Variable Mid Cap Core Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(31)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Batterymarch Variable Global Equity Portfolio (formerly known as Legg Mason Partners Variable Global Equity Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(32)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Capital Portfolio (formerly known as Legg Mason Partners Variable Capital Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(33)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Variable Small Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Small Cap Growth Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(34)	Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio (formerly known as Legg Mason Partners Variable Social Awareness Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(35)	Form of Subadvisory Agreement between LMPFA and Global Currents Investment Management, LLC (“GCIM”), regarding Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (formerly known as Legg Mason Partners Variable International All Cap Opportunity Portfolio), dated July 1, 2008, is incorporated by reference to Post-Effective Amendment No. 24 as filed on February 26, 2009.
(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.
(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.
(3) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 as filed on April 27, 2006 (“Post-Effective Amendment No. 5”).
(4) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12.
(5) Letter Agreement amending the Distribution Agreements with PFS, dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Form of Distribution Agreement dated December 1, 2008 between Registrant and Legg Mason Investors Services, LLC (“LMIS”), is incorporated herein by reference to Post-Effective Amendment No. 23 as filed on February 13, 2009 (“Post-Effective Amendment No. 23”).
(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6 as filed on January 26, 2007 (“Post-Effective Amendment No. 6”).
(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.
(3) Legg Mason Investment Series (formerly known as Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.
(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.
(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.
(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(2) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated herein by reference to the Registration Statement.

(2) Transfer Agency Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”) (formerly PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 5.
(3) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 as filed on April 28, 2009.
(4) Letter Agreement amending the Transfer Agency and Services Agreement with PNC GIS, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(5) License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.
(6) Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.
(7) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(8) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason ClearBridge Variable Large Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Large Cap Growth Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(9) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%), Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%) and Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on April 4, 2008.
(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.
(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.
(2) Power of Attorney dated November 4, 2009 and November 30, 2009 is incorporated by reference to Post-Effective Amendment No. 27 as filed on January 29, 2010.
(k) Not Applicable.
(l) Not Applicable.
(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason ClearBridge Variable Aggressive Growth Portfolio (formerly known as Legg Mason Partners Variable Aggressive Growth Portfolio); Legg Mason ClearBridge Variable Appreciation Portfolio (formerly known as Legg Mason Partners Variable Appreciation Portfolio); Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio); Legg Mason ClearBridge Variable Dividend Strategy Portfolio (formerly known as Legg Mason Partners Variable Dividend Strategy Portfolio); Legg Mason ClearBridge Variable Fundamental Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio); Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (formerly known as Legg Mason Partners Variable International All Cap Opportunity Portfolio); Legg Mason ClearBridge Variable Investors Portfolio (formerly known as Legg Mason Partners Variable Investors Portfolio); Legg Mason ClearBridge Variable Large Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Large Cap Growth Portfolio); Legg Mason Variable

Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%); Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%); Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%); Legg Mason ClearBridge Variable Mid Cap Core Portfolio (formerly known as Legg Mason Partners Variable Mid Cap Core Portfolio); Legg Mason ClearBridge Variable Capital Portfolio (formerly known as Legg Mason Partners Variable Capital Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value); Legg Mason Batterymarch Variable Global Equity Portfolio (formerly known as Legg Mason Partners Variable Global Equity Portfolio) (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value); Legg Mason ClearBridge Variable Small Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Small Cap Growth Portfolio) and Legg Mason Investor Counsel Variable Social Awareness Portfolio (formerly known as Legg Mason Partners Variable Social Awareness Portfolio), dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13,2007.
(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.
(o) Not Applicable.
(p)(1) Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.
(2) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and Legg Mason Global), is incorporated herein by reference to Post-Effective Amendment No. 23.
(3) Code of Ethics of PFS Distributors, Inc. (merged into PFS) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed on September 12, 2002.
(4) Code of Ethics of Batterymarch is incorporated herein by reference to Post-Effective Amendment No. 12.
(5) Code of Ethics of GCIM, is incorporated herein by reference to Post-Effective Amendment No. 23.
(6) Code of Ethics of LMIC, is incorporated herein by reference to Post-Effective Amendment No. 23.
Item 29. Persons Controlled by or under Common Control with Registrant
Not Applicable.
Item 30. Indemnification
The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.
Item 31. Business and Other Connections of Investment Adviser
Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
     LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).
Subadviser — ClearBridge Advisors, LLC (“ClearBridge”)
     ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

     ClearBridge is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act (SEC File No. 801-64710).
Subadviser — Batterymarch Financial Management, Inc. (“Batterymarch”)
     Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.
     Batterymarch is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Advisers Act (SEC File No. 801- 48035).
Subadviser—Global Currents Investment Management, LLC (“GCIM”)
     GCIM was organized under the laws of the State of Delaware as a limited liability corporation. GCIM is a wholly owned subsidiary of Legg Mason.
     GCIM is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of GCIM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GCIM pursuant to the Advisers Act (SEC File No. 801-68663 ).
Subadviser —Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”).
     Legg Mason Global is organized under the laws of the State of Delaware as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
     Legg Mason Global is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Legg Mason Global together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Legg Mason Global pursuant to the Advisers Act (SEC File No. 801-67287).
Subadviser —Legg Mason Investment Counsel, LLC (“LMIC”)
     LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
     LMIC is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of LMIC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIC pursuant to the Advisers Act (SEC File No. 801-63656).
Item 32. Principal Underwriters
(a) LMIS, the distributor of the Registrant, is also a distributor of the following funds: Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Variable Equity Trust, Barrett Opportunity Fund, Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc. and Legg Mason Global Asset Management Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.
(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:
Kimberly Mustin—Co-Managing Director
Matthew Schiffman—Co-Managing Director
George Betzios—Vice President
W. Talbot Daley—Vice President
David J. Eikenberg—Vice President
Mark E. Freemyer—Vice President
Thomas J. Hirschmann—Vice President
Joseph LaRocque—Vice President
Michael P. McAllister—Vice President
Theresa P. McGuire—Vice President
Jeremy O’Shea—Vice President
Joel R. Sauber—Vice President
Robert Shepler—Vice President
Jason Bennett—Chief Financial Officer, Treasurer and Financial Reporting Officer
Joseph M. Furey—General Counsel and Secretary
Erin L. Clark—Assistant Secretary
Vicki Schmelzer—Assistant Secretary
Ronald A. Holinsky—Deputy General Counsel
Stephen A. Scarpino—Anti-Money Laundering Compliance Officer
All Addresses are 100 International Drive, Baltimore, Maryland 21202.
The information required by this Item 32 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).
(c) Not applicable.
Item 33. Location of Accounts and Records
With respect to the Registrant:
(1)	Legg Mason Partners Variable Equity Trust 55 Water Street New York, New York 10041
With respect to the Registrant’s Investment Manager:
(2)	Legg Mason Partners Fund Advisor, LLC 620 Eighth Avenue New York, NY 10018
With respect to the Registrant’s Subadvisers:
(3)	ClearBridge Advisors, LLC 620 Eighth Avenue New York, NY 10018

(4)	Batterymarch Financial Management, Inc. John Hancock Tower 200 Clarendon Street Boston, MA 02116

(5)	Global Currents Investment Management, LLC 100 International Drive Baltimore, MD 21202

(6)	Legg Mason Global Asset Allocation, LLC 100 First Stamford Place Stamford, CT 06902

620 Eighth Avenue New York, NY 10018

(7)	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202
With respect to the Registrant’s Custodian:
(8)	State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
With respect to the Registrant’s Transfer Agent:
(9)	Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169
With respect to the Registrant’s Distributor:
(10)	Legg Mason Investor Services, LLC 100 International Drive Baltimore, MD 21202
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 9th day of April, 2010.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of Legg Mason Variable Lifestyle Allocation 50%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 85%.

By:	/s/ R. Jay Gerken

R. Jay Gerken
President and Principal Executive Officer
     WITNESS our hands on the date set forth below.
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 9, 2010.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer and Chief Financial Officer

Kaprel Ozsolak

Paul R. Ades*	Trustee

Paul R. Ades

Andrew L. Breech*	Trustee

Andrew L. Breech

Dwight B. Crane*	Trustee

Dwight B. Crane

Frank G. Hubbard*	Trustee

Frank G. Hubbard

Howard J. Johnson*	Trustee

Howard J. Johnson

David E. Maryatt*	Trustee

David E. Maryatt

Signature	Title

Jerome H. Miller*	Trustee

Jerome H. Miller

Ken Miller*	Trustee

Ken Miller

John J. Murphy*	Trustee

John J. Murphy

Thomas F. Schlafly*	Trustee

Thomas F. Schlafly

Jerry A. Viscione*	Trustee

Jerry A. Viscione

*By:	/s/ R. Jay Gerken

R. Jay Gerken, as agent